Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Amounts due from Related Parties

Amounts due from related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Libra Sciences Limited (Note b)	522,192	522,192
Allowance for credit loss	(522,192)	(522,192)
Total	$—	$—

Amounts due to related parties consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	—	464
	$79,180	$79,644
Convertible notes to a related party
Jurchen Investment Corporation (Note 15)	3,418,500	3,238,500
Total	$3,418,500	$3,238,500
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Loan from related parties (Note a)
– Aeneas Group Limited	$—	$—	$2,500,000

Issuance of Convertible Note to related parties (Note 15)
– Jurchen Investment Corporation	$—	$—	$3,000,000

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
– Aeneas Group Limited	$—	$—	$3,000,000

Interest expenses (Note a and Note 15)
– Aeneas Group Limited	$—	$—	$71,123
– Jurchen Investment Corporation	$180,000	$180,000	$58,500
– Aenco Technologies Ltd	$—	$—	$(13,234)

Loan to related parties (Note b)
– Libra Sciences Limited	$—	$—	$92,459

Loan repayment and interest received from a related party (Note b)
– Talem Medical Group Limited	$—	$—	$611,641
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Interest income (Note b)
– Talem Medical Group Limited	$—	$—	$4,637
– Libra Sciences Limited	$—	$—	$8,963

Consultant, secondment, management and administrative services fees (Note c)
– CGY Investments Limited	$—	$—	$153,640
– ACC Medical Limited	$—	$—	$138,768

Administrative management services (Note d)
– Libra Sciences Limited	$—	$—	$9,615

Healthcare services income
– Aeneas Management Limited	$—	$—	$961